COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

September 30, 2022 (Unaudited)

		Shares	Value
COMMON STOCK	57.4%
COMMUNICATIONS	2.9%
TOWERS
American Tower Corp.		65,112	$13,979,547
Crown Castle International Corp.		43,857	6,339,529
SBA Communications Corp.		22,012	6,265,716

			26,584,792

COMMUNICATIONS—FOREIGN	0.7%
SATELLITES	0.2%
SES SA (Luxembourg)		268,365	1,469,886

TOWERS	0.5%
Cellnex Telecom SA, 144A (Spain)(a)		154,705	4,772,119

TOTAL COMMUNICATIONS—FOREIGN			6,242,005

CONSUMER CYCLICAL	0.1%
HOTEL
Boyd Gaming Corp.		23,952	1,141,313

CONSUMER STAPLES	0.3%
FOOD PRODUCTS
Darling Ingredients, Inc.(b)		32,867	2,174,152
Mondelez International, Inc., Class A		14,321	785,221

			2,959,373

CONSUMER STAPLES—FOREIGN	0.6%
FOOD PRODUCTS
Bakkafrost P/F (Denmark)		42,313	1,684,060
WH Group Ltd., 144A (Hong Kong)(a)		1,287,845	809,975
Wilmar International Ltd. (China) (SGD)		1,146,030	3,048,883

			5,542,918

CONSUMER—NON-CYCLICAL	2.7%
AGRICULTURE	1.9%
AGCO Corp.		12,596	1,211,357
Archer-Daniels-Midland Co.		32,418	2,608,028
Bunge Ltd.		85,606	7,068,488
Corteva, Inc.		121,819	6,961,956

			17,849,829

FOOD PRODUCTS	0.6%
Kraft Heinz Co./The		72,919	2,431,848
Pilgrim’s Pride Corp.(b)		33,187	763,965
Tyson Foods, Inc., Class A		33,913	2,235,884

			5,431,697

		Shares	Value
FOOD PRODUCTS—FOREIGN	0.2%
Mowi ASA (Norway)		119,764	$1,523,343

TOTAL CONSUMER—NON-CYCLICAL			24,804,869

ELECTRIC	1.3%
Alliant Energy Corp.		35,572	1,884,960
Evergy, Inc.		24,885	1,478,169
Eversource Energy		23,027	1,795,185
Exelon Corp.		37,657	1,410,631
FirstEnergy Corp.		32,142	1,189,254
NextEra Energy, Inc.		25,865	2,028,075
PPL Corp.		96,217	2,439,101

			12,225,375

ELECTRIC—FOREIGN	0.9%
CLP Holdings Ltd. (Hong Kong)		102,000	770,889
Hydro One Ltd., 144A (Canada)(a)		64,324	1,573,001
Kansai Electric Power Co., Inc. (Japan)		158,500	1,326,066
National Grid PLC (United Kingdom)		501,059	5,157,952

			8,827,908

ENERGY	6.4%
GAS—DISTRIBUTION—FOREIGN	0.2%
Enn Energy Holdings Ltd. (H shares) (China)		136,857	1,824,738

OIL & GAS	2.6%
Chevron Corp.		55,698	8,002,132
ConocoPhillips		31,384	3,211,839
Denbury, Inc.(b)		10,244	883,647
EOG Resources, Inc.		13,981	1,562,097
Exxon Mobil Corp.		41,948	3,662,480
Hess Corp.		9,505	1,035,950
Occidental Petroleum Corp.		15,119	929,062
Ovintiv, Inc.		18,257	839,822
Phillips 66		32,098	2,590,951
Valero Energy Corp.		15,471	1,653,076

			24,371,056

OIL & GAS SERVICES	0.1%
Halliburton Co.		36,883	908,059

		Shares	Value
OIL & GAS—FOREIGN	3.5%
ARC Resources Ltd. (Canada)		122,327	$1,469,146
BP PLC (United Kingdom)		546,565	2,611,699
MEG Energy Corp. (Canada)(b)		101,174	1,132,334
Reliance Industries Ltd., GDR, 144A (India) (USD)(a)		56,742	3,292,291
Repsol SA (Spain)		241,928	2,779,814
Shell PLC (Netherlands) (GBP)		398,187	9,878,195
Suncor Energy, Inc. (Canada)		194,609	5,480,356
TotalEnergies SE (France)		77,588	3,640,006
Woodside Energy Group Ltd. (Australia) (GBP)		73,493	1,497,119

			31,780,960

TOTAL ENERGY			58,884,813

FREIGHT RAILS	0.2%
Norfolk Southern Corp.		9,230	1,935,070

GAS DISTRIBUTION	0.2%
Spire, Inc.		24,706	1,539,925

INDUSTRIAL	0.8%
MACHINERY
Deere & Co.		21,840	7,292,158

INFRASTRUCTURE	0.9%
ELECTRIC	0.6%
CenterPoint Energy, Inc.		134,199	3,781,728
PNM Resources, Inc.		38,963	1,781,778

			5,563,506

PIPELINES—C-CORP	0.3%
ONEOK, Inc.		62,051	3,179,493

TOTAL INFRASTRUCTURE			8,742,999

INFRASTRUCTURE—FOREIGN	3.0%
AIRPORTS	0.3%
Aena SME SA, 144A (Spain)(a),(b)		15,307	1,588,554
Auckland International Airport Ltd. (New Zealand)(b)		236,134	946,500

			2,535,054

GAS—DISTRIBUTION	0.3%
AltaGas Ltd. (Canada)		77,729	1,488,350
Snam SpA (Italy)		281,639	1,138,365

			2,626,715

		Shares	Value
PIPELINES—C-CORP	2.4%
Enbridge, Inc. (Canada)		251,925	$9,341,296
Pembina Pipeline Corp. (Canada)		162,268	4,929,066
TC Energy Corp. (Canada)		194,585	7,837,774

			22,108,136

TOTAL INFRASTRUCTURE—FOREIGN			27,269,905

MARINE PORTS—FOREIGN	0.2%
MARINE	0.1%
COSCO SHIPPING Ports Ltd., (H shares) (China)		1,344,337	846,132

TRANSPORTATION INFRASTRUCTURE	0.1%
Adani Ports & Special Economic Zone Ltd. (India)		42,097	421,890
International Container Terminal Services, Inc. (Philippines)		140,680	375,176

			797,066

TOTAL MARINE PORTS—FOREIGN			1,643,198

MATERIALS	6.0%
CHEMICALS	0.7%
CF Industries Holdings, Inc.		47,045	4,528,081
Mosaic Co./The		37,330	1,804,159

			6,332,240

CHEMICALS—FOREIGN	0.9%
Nutrien Ltd. (Canada)		60,104	5,011,471
Sociedad Quimica y Minera de Chile SA, ADR (Chile) (USD)		36,045	3,271,084

			8,282,555

METALS & MINING	0.9%
Alcoa Corp.		29,811	1,003,438
Freeport-McMoRan, Inc.		127,769	3,491,927
Newmont Corp.		43,249	1,817,755
Nucor Corp.		22,232	2,378,602

			8,691,722

METALS & MINING—FOREIGN	3.5%
Agnico Eagle Mines Ltd. (Canada)		15,847	669,513
Anglo American PLC (South Africa) (GBP)		131,789	3,957,073
Barrick Gold Corp. (Canada)		118,262	1,833,061
BHP Group Ltd. (Australia)		346,408	8,611,050
Fortescue Metals Group Ltd. (Australia)		65,421	702,317
Franco-Nevada Corp. (Canada)		23,318	2,785,297

		Shares	Value
Glencore PLC (Australia) (GBP)		1,233,515	$6,482,136
Nippon Steel Corp. (Japan)		74,519	1,034,194
POSCO Holdings, Inc. (South Korea)		5,239	764,201
Teck Resources Ltd., Class B (Canada)		50,265	1,528,559
Vale SA, ADR (Brazil) (USD)		261,466	3,482,727

			31,850,128

TOTAL MATERIALS			55,156,645

PIPELINES—C-CORP	1.7%
Cheniere Energy, Inc.		39,100	6,487,081
DT Midstream, Inc.(b)		57,739	2,996,077
Equitrans Midstream Corp.		86,535	647,282
Targa Resources Corp.		80,460	4,854,956
Williams Cos., Inc./The		26,804	767,398

			15,752,794

RAILWAYS—FOREIGN	0.6%
Canadian Pacific Railway Ltd. (Canada)		12,218	815,595
Getlink SE (France)		124,361	1,928,508
Santos Brasil Participacoes SA (Brazil)		939,128	1,330,084
West Japan Railway Co. (Japan)		49,400	1,888,270

			5,962,457

REAL ESTATE	24.8%
DATA CENTERS	1.6%
Digital Realty Trust, Inc.		89,037	8,830,690
Equinix, Inc.		10,154	5,776,001

			14,606,691

DIVERSIFIED—FOREIGN	3.4%
British Land Co., PLC/The (United Kingdom)		201,523	780,569
Capitaland Investment Ltd. (Singapore)		1,323,100	3,183,198
Charter Hall Group (Australia)		431,814	3,184,384
CK Asset Holdings Ltd. (Hong Kong)		292,000	1,752,989
Covivio (France)		17,153	826,322
Fastighets AB Balder, Class B (Sweden)(b)		125,188	499,710
Hang Lung Properties Ltd. (Hong Kong)		96,000	157,645
ICADE (France)		24,101	897,213
LondonMetric Property PLC (United Kingdom)		278,823	543,253
LXI REIT PLC (United Kingdom)		1,103,577	1,523,507
Merlin Properties Socimi SA (Spain)		156,556	1,208,012
Mitsui Fudosan Co., Ltd. (Japan)		302,100	5,754,998

		Shares	Value
Nomura Real Estate Master Fund, Inc. (Japan)		2,223	$2,456,957
Sun Hung Kai Properties Ltd. (Hong Kong)		349,000	3,851,659
Tokyo Tatemono Co., Ltd. (Japan)		222,400	3,164,399
United Urban Investment Corp. (Japan)		1,122	1,163,009

			30,947,824

HEALTH CARE	1.6%
Healthpeak Properties, Inc.		170,283	3,902,887
Welltower, Inc.		164,851	10,603,216

			14,506,103

HEALTH CARE—FOREIGN	0.4%
Assura PLC (United Kingdom)		1,422,372	851,248
Parkway Life Real Estate Investment Trust (Singapore)		864,000	2,542,781

			3,394,029

HOTEL	0.4%
Host Hotels & Resorts, Inc.		251,055	3,986,753

HOTEL—FOREIGN	0.1%
Sands China Ltd. (H shares) (Macau)(b)		506,000	1,260,054

INDUSTRIALS	2.6%
Americold Realty Trust, Inc.		171,037	4,207,510
Duke Realty Corp.		135,584	6,535,149
Prologis, Inc.		130,068	13,214,909

			23,957,568

INDUSTRIALS—FOREIGN	1.3%
ESR Group Ltd., 144A (H shares) (China)(a)		518,000	1,302,961
Frasers Logistics & Commercial Trust (Singapore)		1,999,600	1,707,175
GLP J-REIT (Japan)		3,065	3,399,243
Goodman Group (Australia)		140,246	1,417,439
Segro PLC (United Kingdom)		121,372	1,012,711
Sirius Real Estate Ltd. (Germany) (GBP)		767,965	606,232
Tritax Big Box REIT PLC (United Kingdom)		862,454	1,301,508
Urban Logistics REIT PLC (United Kingdom)		637,814	921,630

			11,668,899

NET LEASE	0.4%
Spirit Realty Capital, Inc.		50,745	1,834,939
Store Capital Corp.		57,079	1,788,285

			3,623,224

		Shares	Value
NET LEASE—FOREIGN	0.1%
ARGAN SA (France)		14,702	$1,137,159
VGP NV (Belgium)		1,080	103,012

			1,240,171

OFFICE—FOREIGN	1.3%
Dexus (Australia)		724,187	3,602,508
Kenedix Office Investment Corp. (Japan)		364	1,716,610
Keppel REIT (Singapore)		2,057,200	1,412,204
Nippon Building Fund, Inc. (Japan)		401	1,764,591
Orix JREIT, Inc. (Japan)		2,090	2,673,036
Wihlborgs Fastigheter AB (Sweden)		167,814	1,008,221

			12,177,170

REAL ESTATE SERVICES	0.2%
Jones Lang LaSalle, Inc.(b)		14,806	2,236,742

RESIDENTIAL	4.3%
Camden Property Trust		66,005	7,884,297
Essex Property Trust, Inc.		12,395	3,002,441
Highwoods Properties, Inc.		66,499	1,792,813
Invitation Homes, Inc.		298,757	10,089,024
Mid-America Apartment Communities, Inc.		20,312	3,149,782
Sun Communities, Inc.		38,890	5,262,984
UDR, Inc.		198,821	8,292,824

			39,474,165

RESIDENTIAL—FOREIGN	0.7%
Aedifica SA (Belgium)		12,819	988,081
Grainger PLC (United Kingdom)		80,645	206,561
LEG Immobilien SE (Germany)		23,489	1,402,049
UNITE Group PLC/The (United Kingdom)		68,369	649,113
Vonovia SE (Germany)		105,363	2,273,919
Wharf Real Estate Investment Co., Ltd. (Hong Kong)		264,000	1,196,815

			6,716,538

RETAIL—FOREIGN	1.8%
Catena AB (Sweden)		47,135	1,398,575
Eurocommercial Properties NV (Netherlands)		28,212	558,499
Japan Metropolitan Fund Invest (Japan)		4,610	3,461,249
Klepierre SA (France)(b)		150,509	2,616,638
Link REIT (Hong Kong)		624,000	4,355,836
RioCan Real Estate Investment Trust (Canada)		205,355	2,768,097
Unibail-Rodamco-Westfield (France)(b)		23,495	972,220

			16,131,114

		Shares	Value
SELF STORAGE	1.8%
Public Storage		58,020	$16,988,836

SELF STORAGE—FOREIGN	0.3%
Big Yellow Group PLC (United Kingdom)		45,769	541,661
Safestore Holdings PLC (United Kingdom)		223,090	2,076,239

			2,617,900

SHOPPING CENTERS	2.5%
Brixmor Property Group, Inc.		62,736	1,158,734
Kimco Realty Corp.		198,917	3,662,062
Realty Income Corp.		172,489	10,038,860
Simon Property Group, Inc.		87,590	7,861,202

			22,720,858

TOTAL REAL ESTATE			228,254,639

TOLL ROADS—FOREIGN	1.2%
Atlas Arteria Ltd. (Australia)(c)		135,987	541,507
Transurban Group (Australia)(c)		463,150	3,657,689
Vinci SA (France)		81,542	6,593,545

			10,792,741

TRANSPORT LOGISTICS—FOREIGN	0.1%
Qube Holdings Ltd. (Australia)		430,170	682,998

UTILITIES	1.8%
ELECTRIC—FOREIGN	0.1%
Enel SpA (Italy)		296,738	1,216,989

GAS—FOREIGN	0.1%
Hong Kong and China Gas Co., Ltd. (Hong Kong)		699,600	616,243

MULTI-UTILITIES	1.2%
NiSource, Inc.		159,834	4,026,218
Sempra Energy		48,099	7,211,964

			11,238,182

WATER	0.2%
Essential Utilities, Inc.		34,863	1,442,631

WATER—FOREIGN	0.2%
Pennon Group PLC (United Kingdom)		241,742	2,109,252

TOTAL UTILITIES			16,623,297

TOTAL COMMON STOCK (Identified cost—$588,046,202)			528,862,192

		Shares	Value
EXCHANGE-TRADED FUNDS	5.2%
GOLD	5.0%
iShares Gold Trust ETF(b)		441,590	$13,923,333
SPDR Gold MiniShares Trust(b)		984,793	32,478,473

			46,401,806

SHORT-TERM BOND	0.2%
SPDR Portfolio Short Term Corporate Bond ETF		50,303	1,469,854

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$51,034,634)			47,871,660

PREFERRED SECURITIES—$25 PAR VALUE	0.3%
BANKS	0.3%
PNC Financial Services Group, Inc./The, 6.85% (3 Month US LIBOR + 4.067%), Series P (FRN)(d),(e)		113,235	2,873,904

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$2,897,771)			2,873,904

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	3.9%
BANKS	0.6%
Bank of America Corp., 6.25% to 9/5/24, Series X(d),(f)		$750,000	726,562
Bank of America Corp., 6.50% to 10/23/24, Series Z(d),(f)		525,000	516,445
Citigroup, Inc., 5.90% to 2/15/23, Series B(d),(f)		275,000	272,937
Citigroup, Inc., 5.95% to 1/30/23(d),(f)		750,000	742,965
Corestates Capital III, 3.475% (3 Month US LIBOR + 0.57%), due 2/15/27, 144A (TruPS) (FRN)(a),(e)		1,000,000	943,058
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(d),(f)		500,000	495,776
PNC Financial Services Group, Inc./The, 6.46% (3 Month US LIBOR + 3.678%), Series O (FRN)(d),(e)		1,000,000	997,124
Truist Financial Corp., 3.943% (3 Month US LIBOR + 0.65%), due 3/15/28 (TruPS) (FRN)(e)		550,000	503,776

			5,198,643

		Principal Amount	Value
BANKS—FOREIGN	0.4%
Barclays PLC, 8.00% to 6/15/24 (United Kingdom) (USD)(d),(f),(g)		$800,000	$744,120
Credit Agricole SA, 7.875% to 1/23/24, 144A (France) (USD)(a),(d),(f),(g)		1,000,000	961,781
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom) (USD)(d),(f),(g)		800,000	743,796
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom) (USD)(a),(d),(f),(g)		600,000	585,294
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland) (USD)(a),(d),(f),(g)		400,000	379,480

			3,414,471

ELECTRIC	0.1%
Dominion Energy, Inc., 3.071%, due 8/15/24		1,400,000	1,343,737

ELECTRIC—FOREIGN	0.5%
Electricite de France SA, 5.25% to 1/29/23, 144A (France) (USD)(a),(d),(f)		400,000	371,140
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada) (USD)(f)		1,000,000	952,104
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy) (USD)(a),(f)		3,100,000	3,099,380

			4,422,624

FINANCIAL	0.1%
INVESTMENT BANKER/BROKER
Charles Schwab Corp./The, 7.602% (3 Month US LIBOR + 4.82%) (FRN)(d),(e)		700,000	702,331

INSURANCE	2.1%
LIFE/HEALTH INSURANCE	0.5%
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(f)		4,935,000	4,873,460

LIFE/HEALTH INSURANCE—FOREIGN	1.2%
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24, 144A (Japan) (USD)(a),(d),(f)		800,000	776,755
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan) (USD)(d),(f),(h)		2,400,000	2,397,960
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45, 144A (Japan) (USD)(a),(f)		1,000,000	966,495
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (Japan) (USD)(a),(f)		3,000,000	2,920,092
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan) (USD)(a),(f)		4,400,000	4,399,296

			11,460,598

PROPERTY CASUALTY—FOREIGN	0.4%
QBE Insurance Group Ltd., 7.50% to 11/24/23, due 11/24/43, 144A (Australia) (USD)(a),(f)		800,000	798,520

		Principal Amount	Value
Sompo Japan Insurance, Inc., 5.325% to 3/28/23, due 3/28/73, 144A (Japan) (USD)(a),(f)		$2,800,000	$2,784,953

			3,583,473

TOTAL INSURANCE			19,917,531

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	0.1%
Vodafone Group PLC, 6.25% to 7/3/24, due 10/3/78 (United Kingdom) (USD)(f),(h)		700,000	666,120

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$37,060,870)			35,665,457

CORPORATE BONDS	6.3%
BANKS	0.3%
Goldman Sachs Group, Inc./The, 1.757% to 1/24/24, due 1/24/25(f)		850,000	808,123
Morgan Stanley, 3.563% (SOFR + 1.165%), due 4/17/25 (FRN)(e)		1,275,000	1,272,276
Morgan Stanley, 3.62% to 4/17/24, due 4/17/25(f)		1,015,000	986,308

			3,066,707

COMMUNICATIONS—TOWERS	0.2%
American Tower Corp., 2.95%, due 1/15/25		570,000	539,841
American Tower Corp., 4.00%, due 6/1/25		1,075,000	1,036,619
American Tower Corp., 5.00%, due 2/15/24		300,000	300,060

			1,876,520

CONSUMER CYCLICAL	0.1%
GSK Consumer Healthcare Capital UK PLC, 3.125%, due 3/24/25, 144A(a)		500,000	472,411
GSK Consumer Healthcare Capital US LLC, 3.024%, due 3/24/24, 144A(a)		600,000	580,827

			1,053,238

ELECTRIC	1.2%
American Electric Power Co., Inc., 2.031%, due 3/15/24		940,000	900,255
DTE Energy Co., 4.22%, due 11/1/24		2,439,000	2,394,318
DTE Energy Co., 2.529%, due 10/1/24, Series C		695,000	660,879
NextEra Energy Capital Holdings, Inc., 0.65%, due 3/1/23		500,000	492,449

		Principal Amount	Value
NextEra Energy Capital Holdings, Inc., 4.255%, due 9/1/24		$1,750,000	$1,726,059
Southern California Edison Co., 0.70%, due 4/3/23		260,000	255,024
Southern California Edison Co., 1.10%, due 4/1/24		260,000	245,143
Southern California Edison Co., 4.20%, due 6/1/25, Series C		1,120,000	1,094,154
Southern Co./The, 4.475%, due 8/1/24		1,380,000	1,363,797
WEC Energy Group, Inc., 5.00%, due 9/27/25		1,750,000	1,744,957

			10,877,035

ELECTRIC—FOREIGN	0.2%
Emera US Finance LP, 0.833%, due 6/15/24 (Canada) (USD)		1,555,000	1,441,816

ELECTRIC—INTEGRATED	0.3%
NextEra Energy Capital Holdings, Inc., 4.20%, due 6/20/24		1,525,000	1,506,811
NextEra Energy Capital Holdings, Inc., 4.45%, due 6/20/25		1,430,000	1,406,707

			2,913,518

ELECTRIC—INTEGRATED—FOREIGN	0.2%
Enel Finance International NV, 4.25%, due 6/15/25, 144A (Italy) (USD)(a)		2,000,000	1,921,845

FINANCIAL	0.4%
DIVERSIFIED FINANCIAL SERVICES
General Motors Financial Co., Inc., 3.499% (SOFR + 1.30%), due 4/7/25 (FRN)(e)		535,000	526,689
General Motors Financial Co., Inc., 3.80%, due 4/7/25		500,000	476,699
National Rural Utilities Cooperative Finance Corp., 1.00%, due 10/18/24, Series D		150,000	138,646
National Rural Utilities Cooperative Finance Corp., 1.875%, due 2/7/25, Series MTN		470,000	440,376
Newmark Group, Inc., 6.125%, due 11/15/23		1,990,000	1,963,278

			3,545,688

FINANCIAL—FOREIGN	0.0%
AerCap Ireland Capital DAC Trust, 1.65%, due 10/29/24 (Ireland) (USD)		300,000	274,343

INTEGRATED TELECOMMUNICATIONS SERVICES	0.3%
AT&T, Inc., 0.90%, due 3/25/24		900,000	851,801
T-Mobile USA, Inc., 3.50%, due 4/15/25		640,000	612,271
Verizon Communications, Inc., 0.75%, due 3/22/24		500,000	472,930
Verizon Communications, Inc., 3.376%, due 2/15/25		680,000	659,017
Verizon Communications, Inc., 4.005% (3 Month US LIBOR + 1.10%), due 5/15/25(FRN)(e)		200,000	201,141

			2,797,160

		Principal Amount	Value
MEDIA	0.1%
Magallanes, Inc., 3.788%, due 3/15/25, 144A(a)		$1,050,000	$992,347

PIPELINES—FOREIGN	0.0%
Enbridge, Inc., 2.50%, due 2/14/25 (Canada) (USD)		115,000	108,130
Enbridge, Inc., 3.314% (SOFR + 0.63%), due 2/16/24 (FRN) (Canada) (USD)(e)		125,000	123,693

			231,823

REAL ESTATE	2.9%
DATA CENTERS	0.2%
Equinix, Inc., 1.25%, due 7/15/25		500,000	447,626
Equinix, Inc., 2.625%, due 11/18/24		1,408,000	1,333,795

			1,781,421

DIVERSIFIED	0.1%
National Retail Properties, Inc., 3.90%, due 6/15/24		650,000	636,804
Spirit Realty LP, 3.20%, due 1/15/27		359,000	315,446

			952,250

FINANCE	1.3%
Boston Properties LP, 3.125%, due 9/1/23		1,200,000	1,178,950
Essex Portfolio LP, 3.25%, due 5/1/23		500,000	495,862
Essex Portfolio LP, 3.50%, due 4/1/25		2,000,000	1,920,339
Federal Realty Investment Trust, 3.95%, due 1/15/24		2,237,000	2,210,660
Kilroy Realty LP, 4.375%, due 10/1/25		650,000	625,832
Kimco Realty Corp., 2.70%, due 3/1/24		550,000	533,526
Mid-America Apartments LP, 3.75%, due 6/15/24		370,000	362,040
Realty Income Corp., 4.60%, due 2/6/24		1,250,000	1,246,994
Realty Income Corp., 4.625%, due 11/1/25		800,000	788,453
Ventas Realty LP, 3.75%, due 5/1/24		500,000	488,775
VICI Properties LP/VICI Note Co., Inc., 5.625%, due 5/1/24, 144A(a)		2,200,000	2,164,855

			12,016,286

HEALTH CARE	0.5%
Healthcare Realty Holdings LP, 3.875%, due 5/1/25		1,650,000	1,575,488
Healthpeak Properties, Inc., 3.40%, due 2/1/25		1,267,000	1,215,093

		Principal Amount	Value
Healthpeak Properties, Inc., 4.00%, due 6/1/25		$455,000	$439,891
Sabra Health Care LP, 5.125%, due 8/15/26		70,000	65,764
Welltower, Inc., 3.625%, due 3/15/24		390,000	381,279
Welltower, Inc., 4.50%, due 1/15/24		400,000	396,692

			4,074,207

NET LEASE	0.2%
WP Carey, Inc., 4.00%, due 2/1/25		116,000	112,297
WP Carey, Inc., 4.60%, due 4/1/24		1,657,000	1,642,701

			1,754,998

OFFICE	0.3%
Boston Properties LP, 3.80%, due 2/1/24		600,000	590,364
Brandywine Operating Partnership LP, 3.95%, due 2/15/23		275,000	273,672
Kilroy Realty LP, 3.45%, due 12/15/24		2,250,000	2,157,427

			3,021,463

RESIDENTIAL	0.1%
Essex Portfolio LP, 3.875%, due 5/1/24		1,075,000	1,052,918

RETAIL	0.1%
Retail Opportunity Investments Partnership LP, 5.00%, due 12/15/23		500,000	495,164

SELF STORAGE	0.0%
CubeSmart LP, 3.125%, due 9/1/26		290,000	266,059

SHOPPING CENTERS	0.1%
Brixmor Operating Partnership LP, 3.85%, due 2/1/25		153,000	147,178
Kimco Realty Corp., 3.85%, due 6/1/25		150,000	143,563
Kimco Realty Corp., 4.45%, due 1/15/24		300,000	296,659
Kite Realty Group Trust, 4.00%, due 3/15/25		456,000	431,587

			1,018,987

TOTAL REAL ESTATE			26,433,753

UTILITIES	0.1%
ELECTRIC
Sempra Energy, 3.30%, due 4/1/25		490,000	466,742

TOTAL CORPORATE BONDS (Identified cost—$59,974,483)			57,892,535

		Principal Amount	Value
U.S. TREASURY INFLATION-PROTECTED SECURITIES	0.0%
U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25		$392,948	$394,516

TOTAL U.S. TREASURY INFLATION-PROTECTED SECURITIES (Identified cost—$414,927)			394,516

		Shares
SHORT-TERM INVESTMENTS	26.9%
MONEY MARKET FUNDS	1.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 2.47%(i)		13,701,171	13,701,171

		Principal Amount
U.S. TREASURY BILLS	25.4%
United States Treasury Bills, 1.122%, due 10/6/22(j)		$3,735,000	3,734,429
United States Treasury Bills, 1.197%, due 10/13/22(j),(k)		24,223,000	24,213,527
United States Treasury Bills, 2.443%, due 11/3/22(j)		9,071,000	9,051,085
United States Treasury Bills, 1.404%, due 11/10/22(j)		18,705,000	18,660,204
United States Treasury Bills, 2.633%, due 11/17/22(j)		14,364,000	14,315,617
United States Treasury Bills, 2.769%, due 11/25/22(j)		25,298,000	25,193,163
United States Treasury Bills, 2.931%, due 12/1/22(j)		11,886,000	11,829,460
United States Treasury Bills, 3.024%, due 12/8/22(j)		16,676,000	16,585,925
United States Treasury Bills, 3.266%, due 12/22/22(j)		35,499,000	35,247,115
United States Treasury Bills, 3.332%, due 12/29/22(j)		5,588,000	5,544,835
United States Treasury Bills, 2.827%, due 1/26/23(j)		29,040,000	28,725,818
United States Treasury Bills, 2.927%, due 2/2/23(j),(k)		41,521,000	41,029,183

			234,130,361

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$247,956,344)			247,831,532

		Value
PURCHASED OPTIONS CONTRACTS (Premiums paid—$136,667)	0.0%	$167,200

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$987,521,898)	100.0%	921,558,996
WRITTEN OPTION CONTRACTS (Premiums received—$156,701)	(0.0)	(155,800)
LIABILITIES IN EXCESS OF OTHER ASSETS(l)	(0.0)	(298,374)

NET ASSETS	100.0%	$921,104,822

Exchange-Traded Option Contracts

Purchased Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(m)	Premiums Paid	Value
Call — Corn Futures	$650.00	11/25/22	76	$2,574,500	$136,667	$167,200

Written Options
Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(m)	Premiums Received	Value
Call — Corn Futures	$700.00	11/25/22	(152)	$(5,149,000)	$(156,701)	$(155,800)

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
GBP	Great British Pound
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

REIT	Real Estate Investment Trust
SGD	Singapore Dollar
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depositary Receipt
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $38,457,430 which represents 4.2% of the net assets of the Fund, of which 0.0% are illiquid.

(b)	Non-income producing security.
(c)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(e)	Variable rate. Rate shown is in effect at September 30, 2022.
(f)	Security converts to floating rate after the indicated fixed-rate coupon period.
(g)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $3,414,471 or 0.4% of the net assets of the Fund.

(h)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $3,064,080 which represents 0.3% of the net assets of the Fund, of which 0.0% are illiquid.

(i)	Rate quoted represents the annualized seven-day yield.
(j)	The rate shown is the effective yield on the date of purchase.
(k)	All or a portion of this security has been pledged as collateral for futures contracts. $41,120,503 in collateral aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.
(l)	Liabilities in excess of other assets include unrealized appreciation/depreciation on open futures contracts at September 30, 2022.
(m)	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
LONG FUTURES OUTSTANDING
Aluminum HG LME	255	November 14, 2022	$16,183,688	$13,726,969	$(2,456,719)
Aluminum HG LME	51	January 16, 2023	3,506,320	2,765,156	(741,164)
Brent Crude Oil(a)	214	November 30, 2022	19,360,043	17,873,279	(1,486,764)
Coffee C	79	March 21, 2023	6,195,160	6,296,794	101,634
Copper	111	March 29, 2023	9,664,719	9,418,350	(246,369)
Corn	533	December 14, 2022	16,265,873	18,055,375	1,789,502
Cotton No. 2	95	December 7, 2022	4,952,405	4,053,650	(898,755)
Gasoline RBOB	58	October 31, 2022	6,162,535	5,772,833	(389,702)
Gold 100 oz	162	December 28, 2022	28,372,985	27,086,400	(1,286,585)
KC HRW Wheat	103	December 14, 2022	4,568,570	5,106,225	537,655
Lean Hogs(a)	79	December 14, 2022	2,733,526	2,408,710	(324,816)
Live Cattle	91	December 30, 2022	5,495,641	5,352,620	(143,021)
Live Cattle	75	February 28, 2023	4,620,426	4,519,500	(100,926)
Low Sulphur Gasoil	6	November 10, 2022	600,689	565,050	(35,639)
Low Sulphur Gasoil	91	December 12, 2022	8,663,699	8,210,475	(453,224)
Natural Gas	385	October 27, 2022	32,017,807	26,049,100	(5,968,707)
Natural Gas	122	January 27, 2023	9,853,172	8,463,140	(1,390,032)
Nickel LME	26	November 14, 2022	4,355,197	3,284,580	(1,070,617)
Nickel LME	52	December 19, 2022	6,789,357	6,580,704	(208,653)
Nickel LME	48	March 13, 2023	6,449,891	6,115,392	(334,499)
NY Harbor ULSD	24	October 31, 2022	3,548,321	3,247,374	(300,947)
NY Harbor ULSD	28	February 28, 2023	3,721,094	3,464,849	(256,245)
Silver	72	December 28, 2022	7,185,321	6,854,040	(331,281)
Soybean	221	November 14, 2022	16,403,548	15,080,488	(1,323,060)
Soybean Meal	197	January 13, 2023	7,994,663	7,905,610	(89,053)
Soybean Oil	28	December 14, 2022	1,096,536	1,034,208	(62,328)
Soybean Oil	209	January 13, 2023	7,851,713	7,635,606	(216,107)
Sugar #11 (World)	321	April 28, 2023	6,213,119	6,090,268	(122,851)
Wheat	114	December 14, 2022	4,679,993	5,252,550	572,557
Wheat	91	May 12, 2023	3,860,115	4,262,213	402,098
WTI Crude Oil	129	October 20, 2022	11,306,184	10,254,210	(1,051,974)
WTI Crude Oil	99	November 21, 2022	8,579,191	7,793,280	(785,911)
WTI Crude Oil	115	January 20, 2023	9,725,592	8,812,450	(913,142)
Zinc LME	24	October 17, 2022	2,521,219	1,810,800	(710,419)
Zinc LME	20	November 14, 2022	1,652,259	1,500,500	(151,759)
Zinc LME	91	January 16, 2023	7,469,061	6,732,862	(736,199)

			$300,619,632	$279,435,610	$(21,184,022)

Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
SHORT FUTURES OUTSTANDING
Aluminum HG LME	70	November 14, 2022	$(4,580,255)	$(3,768,188)	$812,067
Aluminum HG LME	51	January 16, 2023	(3,057,769)	(2,765,156)	292,613
Copper	39	December 28, 2022	(3,382,834)	(3,327,188)	55,646
Corn	59	July 14, 2023	(1,899,615)	(2,000,838)	(101,223)
Lean Hogs(a)	71	April 17, 2023	(2,634,834)	(2,422,520)	212,314
Nickel LME	50	November 14, 2022	(7,404,802)	(6,316,500)	1,088,302
Nickel LME	1	December 19, 2022	(131,564)	(126,552)	5,012
Nickel LME	48	March 13, 2023	(6,243,088)	(6,115,392)	127,696
Sugar #11 (World)	198	February 28, 2023	(3,908,632)	(3,920,717)	(12,085)
WTI Crude Oil	99	November 20, 2023	(7,738,454)	(6,896,340)	842,114
Zinc LME	24	October 17, 2022	(2,309,893)	(1,810,799)	499,094
Zinc LME	4	November 14, 2022	(314,087)	(300,100)	13,987
Zinc LME	4	January 16, 2023	(315,104)	(295,950)	19,154

			$(43,920,931)	$(40,066,240)	$3,854,691

(a)	Futures contracts are cash settled based upon the price of the underlying commodity.

Glossary of Portfolio Abbreviations

HG	High Grade
LME	London Metal Exchange
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
ULSD	Ultra Low Sulfur Diesel

Country Summary	% of Net Assets
United States	70.3
Canada	5.6
Japan	4.8
Australia	3.4
United Kingdom	2.5
France	2.2
Hong Kong	1.5
Netherlands	1.1
Spain	1.1
Singapore	1.0
Italy	0.8
China	0.8
Brazil	0.5
Germany	0.5
Other (includes short-term investments)	3.9

100.0

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Futures contracts traded on a commodities exchange or board of trade are valued at their settlement price at the close of trading on such exchange or board of trade. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at by a third-party pricing service. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock:
Communications—Foreign	$—	$6,242,005	$—	$6,242,005
Consumer Staples—Foreign	—	5,542,918	—	5,542,918
Consumer—Non-Cyclical	23,281,526	1,523,343	—	24,804,869
Electric—Foreign	1,573,001	7,254,907	—	8,827,908
Energy	33,360,951	25,523,862	—	58,884,813
Infrastructure—Foreign	23,596,486	3,673,419	—	27,269,905
Marine Ports—Foreign	—	1,643,198	—	1,643,198
Materials	33,605,674	21,550,971	—	55,156,645
Railways—Foreign	2,145,679	3,816,778	—	5,962,457
Real Estate	147,076,331	81,178,308	—	228,254,639

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Transport Logistics—Foreign	—	682,998	—	682,998
Toll Roads—Foreign	—	10,792,741	—	10,792,741
Utilities	12,680,813	3,942,484	—	16,623,297
Other Industries	78,173,799	—	—	78,173,799
Exchange-Traded Funds	47,871,660	—	—	47,871,660
Preferred Securities— $25 Par Value	2,873,904	—	—	2,873,904
Preferred Securities— Capital Securities	—	35,665,457	—	35,665,457
Corporate Bonds	—	57,892,535	—	57,892,535
U.S. Treasury Inflation Protected Securities	—	394,516	—	394,516
Short-Term Investments	—	247,831,532	—	247,831,532
Purchased Option Contracts	—	167,200	—	167,200

Total Investments in Securities(a)	$406,239,824	$515,319,172	$—	$921,558,996

Futures Contracts	$7,371,445	$—	$—	$7,371,445

Total Derivative Assets(a)	$7,371,445	$—	$—	$7,371,445

Futures Contracts	$(24,700,776)	$—	$—	$(24,700,776)
Written Option Contracts	—	(155,800)	—	(155,800)

Total Derivative Liabilities(a)	$(24,700,776)	$(155,800)	$—	$(24,856,576)

(a)	Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

Note 2. Derivative Investments

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation on futures. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded. A receivable from and/or a payable to brokers for the daily variation margin is also recorded.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Additionally, credit risk exists in exchange traded futures contracts with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commission merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Morgan Stanley & Co. LLC serves as the Fund’s FCM for the purpose of trading in commodity futures contracts, options and interests therein.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following summarizes the volume of the Fund’s futures contracts and option contracts activity for the nine months ended September 30, 2022:

Futures Contracts
Average Notional Amount—Long	$218,667,500
Average Notional Amount—Short	(45,258,378)

	Purchased Option Contracts	Written Option Contracts
Average Notional Amount(a),(b)	$5,863,476	$4,038,008

(a)

Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month end. For the period, this represents seven months for purchased option contracts and six months for written option contracts.

(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.